Semi-Annual Report

March 31, 2021

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

Semi-Annual Report

March 31, 2021

(Unaudited)

SPDR S&P 500® ETF Trust

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,007,792	$1,157,581,363
Abbott Laboratories	18,378,459	2,202,474,527
AbbVie, Inc.	18,319,623	1,982,549,601
ABIOMED, Inc.(a)	469,354	149,597,200
Accenture PLC Class A	6,579,764	1,817,659,805
Activision Blizzard, Inc.	8,037,552	747,492,336
Adobe, Inc.(a)	4,972,627	2,363,837,697
Advance Auto Parts, Inc.	682,382	125,210,273
Advanced Micro Devices, Inc.(a)	12,546,999	984,939,421
AES Corp.	6,949,105	186,305,505
Aflac, Inc.	6,643,526	340,015,661
Agilent Technologies, Inc.	3,160,934	401,881,149
Air Products & Chemicals, Inc.	2,295,474	645,808,655
Akamai Technologies, Inc.(a)	1,693,068	172,523,629
Alaska Air Group, Inc.	1,293,848	89,547,220
Albemarle Corp.	1,210,063	176,802,305
Alexandria Real Estate Equities, Inc. REIT	1,318,877	216,691,491
Alexion Pharmaceuticals, Inc.(a)	2,280,382	348,693,212
Align Technology, Inc.(a)	746,920	404,479,588
Allegion PLC	941,130	118,224,751
Alliant Energy Corp.	2,592,330	140,400,593
Allstate Corp.	3,141,996	361,015,340
Alphabet, Inc. Class A(a)	3,119,451	6,433,930,077
Alphabet, Inc. Class C(a)	2,989,952	6,185,104,406
Altria Group, Inc.	19,282,539	986,494,695
Amazon.com, Inc.(a)	4,439,823	13,737,167,548
Amcor PLC	16,204,309	189,266,329
Ameren Corp.	2,583,866	210,223,338
American Airlines Group, Inc.	6,385,677	152,617,680
American Electric Power Co., Inc.	5,151,766	436,354,580
American Express Co.	6,769,495	957,477,373
American International Group, Inc.	8,971,561	414,575,834
American Tower Corp. REIT	4,610,271	1,102,131,385
American Water Works Co., Inc.	1,882,376	282,205,810
Ameriprise Financial, Inc.	1,211,338	281,575,518
AmerisourceBergen Corp.	1,529,168	180,548,866
AMETEK, Inc.	2,392,032	305,534,247
Amgen, Inc.	5,991,841	1,490,829,959

Common Stocks	Shares	Value

Amphenol Corp. Class A	6,215,849	$410,059,559
Analog Devices, Inc.	3,826,968	593,486,197
ANSYS, Inc.(a)	896,786	304,512,654
Anthem, Inc.	2,540,663	911,970,984
AO Smith Corp.	1,404,796	94,978,258
Aon PLC Class A	2,344,391	539,467,813
APA Corp.	3,919,434	70,157,869
Apple, Inc.	163,690,835	19,994,835,495
Applied Materials, Inc.	9,520,040	1,271,877,344
Aptiv PLC	2,801,359	386,307,406
Archer-Daniels-Midland Co.	5,793,294	330,217,758
Arista Networks, Inc.(a)	568,520	171,630,503
Arthur J Gallagher & Co.	2,007,666	250,496,487
Assurant, Inc.	600,674	85,157,553
AT&T, Inc.	73,987,003	2,239,586,581
Atmos Energy Corp.	1,306,650	129,162,353
Autodesk, Inc.(a)	2,281,009	632,181,644
Automatic Data Processing, Inc.	4,439,573	836,726,323
AutoZone, Inc.(a)	230,088	323,112,578
AvalonBay Communities, Inc. REIT	1,447,469	267,072,505
Avery Dennison Corp.	861,322	158,181,785
Baker Hughes Co.	7,562,450	163,424,545
Ball Corp.	3,402,003	288,285,734
Bank of America Corp.	78,815,643	3,049,377,228
Bank of New York Mellon Corp.	8,369,934	395,814,179
Baxter International, Inc.	5,239,945	441,936,961
Becton Dickinson and Co.	3,014,365	732,942,850
Berkshire Hathaway, Inc. Class B(a)	19,777,703	5,052,609,785
Best Buy Co., Inc.	2,390,968	274,507,036
Bio-Rad Laboratories, Inc. Class A(a)	223,535	127,676,486
Biogen, Inc.(a)	1,580,493	442,142,917
BlackRock, Inc.	1,472,804	1,110,435,304
Boeing Co.	5,691,555	1,449,752,890
Booking Holdings, Inc.(a)	424,926	990,009,592
BorgWarner, Inc.	2,488,357	115,360,231
Boston Properties, Inc. REIT	1,470,733	148,926,424
Boston Scientific Corp.(a)	14,702,011	568,232,725

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

Bristol-Myers Squibb Co.	23,243,434	$1,467,357,988
Broadcom, Inc.	4,234,943	1,963,573,671
Broadridge Financial Solutions, Inc.	1,201,252	183,911,681
Brown-Forman Corp. Class B	1,895,039	130,700,840
C.H. Robinson Worldwide, Inc.	1,388,304	132,485,851
Cabot Oil & Gas Corp.	4,160,627	78,136,575
Cadence Design Systems, Inc.(a)	2,894,090	396,461,389
Caesars Entertainment, Inc.(a)	2,160,813	188,963,097
Campbell Soup Co.	2,115,318	106,337,036
Capital One Financial Corp.	4,764,200	606,149,166
Cardinal Health, Inc.	3,046,686	185,086,175
CarMax, Inc.(a)	1,686,322	223,707,477
Carnival Corp.	8,276,848	219,667,546
Carrier Global Corp.	8,477,152	357,905,357
Catalent, Inc.(a)	1,720,146	181,148,575
Caterpillar, Inc.	5,657,122	1,311,716,878
Cboe Global Markets, Inc.	1,112,214	109,764,400
CBRE Group, Inc. Class A(a)	3,481,760	275,442,034
CDW Corp.	1,462,674	242,438,216
Celanese Corp.	1,184,313	177,421,931
Centene Corp.(a)	6,033,479	385,599,643
CenterPoint Energy, Inc.	5,692,579	128,936,914
Cerner Corp.	3,177,490	228,397,981
CF Industries Holdings, Inc.	2,219,795	100,734,297
Charles Schwab Corp.	15,525,490	1,011,951,438
Charter Communications, Inc. Class A(a)	1,467,119	905,241,765
Chevron Corp.	19,984,794	2,094,206,563
Chipotle Mexican Grill, Inc.(a)	291,944	414,799,874
Chubb, Ltd.	4,670,749	737,838,220
Church & Dwight Co., Inc.	2,542,199	222,061,083
Cigna Corp.	3,650,080	882,370,339
Cincinnati Financial Corp.	1,555,240	160,329,692
Cintas Corp.	915,270	312,390,804
Cisco Systems, Inc.	43,798,047	2,264,797,010
Citigroup, Inc.	21,654,950	1,575,397,612
Citizens Financial Group, Inc.	4,410,143	194,707,813

Common Stocks	Shares	Value

Citrix Systems, Inc.	1,275,578	$179,040,128
Clorox Co.	1,304,951	251,698,949
CME Group, Inc.	3,724,259	760,605,416
CMS Energy Corp.	2,992,001	183,170,301
Coca-Cola Co.	40,235,462	2,120,811,202
Cognizant Technology Solutions Corp. Class A	5,504,598	430,019,196
Colgate-Palmolive Co.	8,803,053	693,944,668
Comcast Corp. Class A	47,423,119	2,566,064,969
Comerica, Inc.	1,443,506	103,557,120
Conagra Brands, Inc.	5,068,798	190,586,805
ConocoPhillips	14,054,291	744,455,794
Consolidated Edison, Inc.	3,552,538	265,729,842
Constellation Brands, Inc. Class A	1,763,926	402,175,128
Cooper Cos., Inc.	509,941	195,863,239
Copart, Inc.(a)	2,157,259	234,299,900
Corning, Inc.	7,976,015	347,036,413
Corteva, Inc.	7,719,171	359,867,752
Costco Wholesale Corp.	4,592,336	1,618,706,593
Crown Castle International Corp. REIT	4,474,602	770,213,242
CSX Corp.	7,910,535	762,733,785
Cummins, Inc.	1,535,435	397,846,563
CVS Health Corp.	13,604,424	1,023,460,818
D.R. Horton, Inc.	3,433,674	306,009,027
Danaher Corp.	6,575,865	1,480,095,694
Darden Restaurants, Inc.	1,352,170	192,008,140
DaVita, Inc.(a)	748,975	80,717,036
Deere & Co.	3,251,576	1,216,544,645
Delta Air Lines, Inc.	6,620,492	319,637,354
DENTSPLY SIRONA, Inc.	2,272,188	144,988,316
Devon Energy Corp.	6,165,756	134,721,769
DexCom, Inc.(a)	997,871	358,624,859
Diamondback Energy, Inc.	1,875,580	137,836,374
Digital Realty Trust, Inc. REIT	2,913,387	410,321,425
Discover Financial Services	3,181,914	302,250,011
Discovery, Inc. Class A(a)	1,676,574	72,863,906
Discovery, Inc. Class C(a)	3,004,805	110,847,256
DISH Network Corp. Class A(a)	2,581,434	93,447,911
Dollar General Corp.	2,541,643	514,987,705

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

Dollar Tree, Inc.(a)	2,439,791	$279,258,478
Dominion Energy, Inc.	8,357,906	634,866,540
Domino’s Pizza, Inc.	402,597	148,071,151
Dover Corp.	1,490,452	204,385,683
Dow, Inc.	7,737,898	494,761,198
DTE Energy Co.	2,010,273	267,647,747
Duke Energy Corp.	7,974,184	769,747,982
Duke Realty Corp. REIT	3,885,429	162,916,038
DuPont de Nemours, Inc.	5,585,371	431,637,471
DXC Technology Co.	2,640,784	82,550,908
Eastman Chemical Co.	1,409,256	155,187,271
Eaton Corp. PLC	4,129,908	571,083,678
eBay, Inc.	6,706,054	410,678,747
Ecolab, Inc.	2,579,862	552,271,058
Edison International	3,934,690	230,572,834
Edwards Lifesciences Corp.(a)	6,479,062	541,908,746
Electronic Arts, Inc.	2,983,811	403,918,495
Eli Lilly & Co.	8,252,620	1,541,754,468
Emerson Electric Co.	6,224,777	561,599,381
Enphase Energy, Inc.(a)	1,310,827	212,563,706
Entergy Corp.	2,079,863	206,883,973
EOG Resources, Inc.	6,054,022	439,098,216
Equifax, Inc.	1,263,673	228,889,090
Equinix, Inc. REIT	926,470	629,619,747
Equity Residential REIT	3,556,883	254,779,529
Essex Property Trust, Inc. REIT	674,207	183,276,431
Estee Lauder Cos., Inc. Class A	2,364,531	687,723,841
Etsy, Inc.(a)	1,292,792	260,717,363
Everest Re Group, Ltd.	414,874	102,809,926
Evergy, Inc.	2,354,564	140,167,195
Eversource Energy	3,558,474	308,128,264
Exelon Corp.	10,128,918	443,038,873
Expedia Group, Inc.	1,419,198	244,272,360
Expeditors International of Washington, Inc.	1,757,194	189,232,222
Extra Space Storage, Inc. REIT	1,350,791	179,047,347
Exxon Mobil Corp.	43,919,420	2,452,021,219
F5 Networks, Inc.(a)	639,431	133,398,095
Facebook, Inc. Class A(a)	24,951,206	7,348,878,703
Fastenal Co.	5,958,407	299,588,704
Federal Realty Investment Trust REIT	720,459	73,090,566
FedEx Corp.	2,520,976	716,058,023
Fidelity National Information Services, Inc.	6,443,888	906,075,092

Common Stocks	Shares	Value

Fifth Third Bancorp	7,376,715	$276,257,977
First Republic Bank	1,815,706	302,768,975
FirstEnergy Corp.	5,635,518	195,496,119
Fiserv, Inc.(a)	5,972,909	711,015,087
FleetCor Technologies, Inc.(a)	865,307	232,447,419
FLIR Systems, Inc.	1,368,733	77,292,353
FMC Corp.	1,341,900	148,427,559
Ford Motor Co.(a)	40,541,027	496,627,581
Fortinet, Inc.(a)	1,406,890	259,458,654
Fortive Corp.	3,507,299	247,755,601
Fortune Brands Home & Security, Inc.	1,438,668	137,853,168
Fox Corp. Class A	3,468,687	125,254,288
Fox Corp. Class B	1,594,553	55,697,736
Franklin Resources, Inc.	2,848,740	84,322,704
Freeport-McMoRan, Inc.(a)	15,130,666	498,252,831
Gap, Inc.(a)	2,152,787	64,109,997
Garmin, Ltd.	1,550,197	204,393,474
Gartner, Inc.(a)	920,366	168,012,813
Generac Holdings, Inc.(a)	652,147	213,545,535
General Dynamics Corp.	2,405,400	436,724,424
General Electric Co.	90,961,210	1,194,320,687
General Mills, Inc.	6,343,217	388,966,066
General Motors Co.	13,145,059	755,315,090
Genuine Parts Co.	1,498,065	173,161,333
Gilead Sciences, Inc.	13,036,362	842,540,076
Global Payments, Inc.	3,062,988	617,437,121
Globe Life, Inc.	985,746	95,252,636
Goldman Sachs Group, Inc.	3,569,605	1,167,260,835
Halliburton Co.	9,221,752	197,898,798
Hanesbrands, Inc.	3,644,217	71,681,748
Hartford Financial Services Group, Inc.	3,708,805	247,711,086
Hasbro, Inc.	1,325,008	127,359,769
HCA Healthcare, Inc.	2,750,190	517,970,785
Healthpeak Properties, Inc. REIT	5,588,415	177,376,292
Henry Schein, Inc.(a)	1,477,970	102,334,643
Hershey Co.	1,520,274	240,446,536
Hess Corp.	2,834,533	200,571,555
Hewlett Packard Enterprise Co.	13,448,560	211,680,334
Hilton Worldwide Holdings, Inc.	2,879,867	348,233,518
HollyFrontier Corp.	1,558,328	55,756,976
Hologic, Inc.(a)	2,672,696	198,795,128

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

Home Depot, Inc.	11,167,218	$3,408,793,294
Honeywell International, Inc.	7,215,158	1,566,194,347
Hormel Foods Corp.	2,913,778	139,220,313
Host Hotels & Resorts, Inc. REIT	7,317,563	123,300,937
Howmet Aerospace, Inc.	4,048,743	130,086,113
HP, Inc.	12,994,046	412,560,960
Humana, Inc.	1,336,895	560,493,229
Huntington Bancshares, Inc.	10,553,286	165,897,656
Huntington Ingalls Industries, Inc.	417,682	85,979,840
IDEX Corp.	787,182	164,772,936
IDEXX Laboratories, Inc.(a)	886,165	433,609,396
IHS Markit, Ltd.	3,867,348	374,281,939
Illinois Tool Works, Inc.	2,989,611	662,258,629
Illumina, Inc.(a)	1,513,636	581,327,042
Incyte Corp.(a)	1,944,941	158,065,355
Ingersoll Rand, Inc.(a)	3,866,336	190,262,395
Intel Corp.	42,150,651	2,697,641,664
Intercontinental Exchange, Inc.(b)	5,827,400	650,804,032
International Business Machines Corp.	9,270,411	1,235,374,970
International Flavors & Fragrances, Inc.	2,580,183	360,219,349
International Paper Co.	4,077,957	220,495,135
Interpublic Group of Cos., Inc.	4,052,381	118,329,525
Intuit, Inc.	2,840,815	1,088,202,594
Intuitive Surgical, Inc.(a)	1,221,101	902,320,373
Invesco, Ltd.	3,904,778	98,478,501
IPG Photonics Corp.(a)	372,788	78,635,901
IQVIA Holdings, Inc.(a)	1,984,548	383,295,601
Iron Mountain, Inc. REIT	2,991,720	110,723,557
J.M. Smucker Co.	1,137,037	143,869,292
Jack Henry & Associates, Inc.	789,325	119,756,389
Jacobs Engineering Group, Inc.	1,349,339	174,429,053
JB Hunt Transport Services, Inc.	866,260	145,592,318
Johnson & Johnson	27,266,726	4,481,286,418
Johnson Controls International PLC	7,472,282	445,871,067
JPMorgan Chase & Co.	31,652,583	4,818,472,710
Juniper Networks, Inc.	3,404,490	86,235,732
Kansas City Southern	942,371	248,710,554

Common Stocks	Shares	Value

Kellogg Co.	2,640,602	$167,150,107
KeyCorp	10,050,713	200,813,246
Keysight Technologies, Inc.(a)	1,930,253	276,798,280
Kimberly-Clark Corp.	3,506,607	487,593,703
Kimco Realty Corp. REIT	4,485,664	84,106,200
Kinder Morgan, Inc.	20,197,381	336,286,394
KLA Corp.	1,598,475	528,136,140
Kraft Heinz Co.	6,725,615	269,024,600
Kroger Co.	7,898,393	284,263,164
L Brands, Inc.	2,423,713	149,930,886
L3Harris Technologies, Inc.	2,132,599	432,235,165
Laboratory Corp. of America Holdings(a)	1,012,383	258,188,036
Lam Research Corp.	1,482,511	882,449,848
Lamb Weston Holdings, Inc.	1,518,243	117,633,468
Las Vegas Sands Corp.	3,407,343	207,030,161
Leggett & Platt, Inc.	1,385,445	63,245,564
Leidos Holdings, Inc.	1,383,936	133,245,358
Lennar Corp. Class A	2,847,843	288,287,147
Lincoln National Corp.	1,871,913	116,564,023
Linde PLC	5,424,160	1,519,524,182
Live Nation Entertainment, Inc.(a)	1,493,696	126,441,366
LKQ Corp.(a)	2,894,867	122,539,720
Lockheed Martin Corp.	2,557,109	944,851,775
Loews Corp.	2,363,409	121,195,614
Lowe’s Cos., Inc.	7,583,559	1,442,241,251
Lumen Technologies, Inc.	10,241,135	136,719,152
LyondellBasell Industries NV Class A	2,668,994	277,708,826
M&T Bank Corp.	1,334,260	202,287,159
Marathon Oil Corp.	8,189,483	87,463,678
Marathon Petroleum Corp.	6,756,357	361,397,536
MarketAxess Holdings, Inc.	394,050	196,205,376
Marriott International, Inc. Class A	2,759,912	408,770,566
Marsh & McLennan Cos., Inc.	5,272,042	642,134,716
Martin Marietta Materials, Inc.	646,268	217,029,720
Masco Corp.	2,667,572	159,787,563
Mastercard, Inc. Class A	9,095,988	3,238,626,527
Maxim Integrated Products, Inc.	2,780,824	254,083,889

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

McCormick & Co., Inc.	2,582,732	$230,276,385
McDonald’s Corp.	7,734,831	1,733,685,020
McKesson Corp.	1,649,639	321,745,591
Medtronic PLC	13,985,226	1,652,074,747
Merck & Co., Inc.	26,250,104	2,023,620,517
MetLife, Inc.	7,798,592	474,076,408
Mettler-Toledo International, Inc.(a)	242,905	280,722,879
MGM Resorts International	4,261,106	161,879,417
Microchip Technology, Inc.	2,793,233	433,565,626
Micron Technology, Inc.(a)	11,603,692	1,023,561,671
Microsoft Corp.	78,233,725	18,445,165,343
Mid-America Apartment Communities, Inc. REIT	1,186,564	171,292,379
Mohawk Industries, Inc.(a)	612,068	117,706,797
Molson Coors Brewing Co. Class B	1,952,592	99,875,081
Mondelez International, Inc. Class A	14,649,657	857,444,424
Monolithic Power Systems, Inc.	440,400	155,553,684
Monster Beverage Corp.(a)	3,835,422	349,368,590
Moody’s Corp.	1,669,405	498,501,027
Morgan Stanley	15,568,055	1,209,015,151
Mosaic Co.	3,578,867	113,127,986
Motorola Solutions, Inc.	1,753,369	329,721,040
MSCI, Inc.	856,800	359,239,104
Nasdaq, Inc.	1,199,732	176,912,481
NetApp, Inc.	2,309,296	167,816,540
Netflix, Inc.(a)	4,594,790	2,396,918,151
Newell Brands, Inc.	3,919,735	104,970,503
Newmont Corp.	8,302,703	500,403,910
News Corp. Class A	4,057,249	103,175,842
News Corp. Class B	1,273,138	29,867,817
NextEra Energy, Inc.	20,332,393	1,537,332,235
Nielsen Holdings PLC	3,732,467	93,871,545
NIKE, Inc. Class B	13,190,551	1,752,892,322
NiSource, Inc.	4,007,957	96,631,843
Norfolk Southern Corp.	2,613,360	701,739,427
Northern Trust Corp.	2,161,256	227,169,618
Northrop Grumman Corp.	1,608,441	520,555,845
NortonLifeLock, Inc.	6,036,663	128,339,455
Norwegian Cruise Line Holdings, Ltd.(a)	3,768,154	103,963,369

Common Stocks	Shares	Value

Nov, Inc.	4,058,810	$55,686,873
NRG Energy, Inc.	2,551,234	96,258,059
Nucor Corp.	3,091,546	248,158,397
NVIDIA Corp.	6,431,022	3,433,715,576
NVR, Inc.(a)	35,886	169,056,434
NXP Semiconductors NV	2,873,753	578,601,429
O’Reilly Automotive, Inc.(a)	728,195	369,376,914
Occidental Petroleum Corp.	8,697,734	231,533,679
Old Dominion Freight Line, Inc.	994,598	239,111,305
Omnicom Group, Inc.	2,230,782	165,412,485
ONEOK, Inc.	4,616,411	233,867,381
Oracle Corp.	19,241,765	1,350,194,650
Otis Worldwide Corp.	4,229,063	289,479,362
PACCAR, Inc.	3,599,124	334,430,602
Packaging Corp. of America	983,872	132,311,107
Parker-Hannifin Corp.	1,339,141	422,405,246
Paychex, Inc.	3,329,748	326,381,899
Paycom Software, Inc.(a)	509,208	188,437,512
PayPal Holdings, Inc.(a)	12,150,002	2,950,506,486
Penn National Gaming, Inc.(a)	1,542,380	161,703,119
Pentair PLC	1,722,859	107,368,573
People’s United Financial, Inc.	4,444,964	79,564,856
PepsiCo, Inc.	14,312,430	2,024,493,223
PerkinElmer, Inc.	1,162,549	149,143,411
Perrigo Co. PLC	1,380,685	55,876,322
Pfizer, Inc.	57,863,938	2,096,410,474
Philip Morris International, Inc.	16,156,127	1,433,694,710
Phillips 66	4,531,454	369,494,759
Pinnacle West Capital Corp.	1,168,917	95,091,398
Pioneer Natural Resources Co.	2,111,229	335,305,390
PNC Financial Services Group, Inc.	4,399,058	771,638,764
Pool Corp.	417,456	144,122,509
PPG Industries, Inc.	2,457,960	369,333,070
PPL Corp.	7,977,782	230,079,233
Principal Financial Group, Inc.	2,630,130	157,702,595
Procter & Gamble Co.	25,546,309	3,459,736,628
Progressive Corp.	6,076,810	581,003,804
Prologis, Inc. REIT	7,671,686	813,198,716
Prudential Financial, Inc.	4,118,694	375,213,023

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

Public Service Enterprise Group, Inc.	5,239,916	$315,495,342
Public Storage REIT	1,578,023	389,392,955
PulteGroup, Inc.	2,758,559	144,658,834
PVH Corp.	737,498	77,953,539
Qorvo, Inc.(a)	1,175,132	214,696,616
QUALCOMM, Inc.	11,785,268	1,562,608,684
Quanta Services, Inc.	1,435,280	126,275,934
Quest Diagnostics, Inc.	1,384,696	177,711,885
Ralph Lauren Corp.	504,638	62,151,216
Raymond James Financial, Inc.	1,273,171	156,039,838
Raytheon Technologies Corp.	15,763,412	1,218,038,845
Realty Income Corp. REIT	3,873,766	245,984,141
Regency Centers Corp. REIT	1,647,210	93,413,279
Regeneron Pharmaceuticals, Inc.(a)	1,092,244	516,784,326
Regions Financial Corp.	9,966,179	205,901,258
Republic Services, Inc.	2,183,497	216,930,427
ResMed, Inc.	1,509,371	292,848,161
Robert Half International, Inc.	1,173,778	91,636,848
Rockwell Automation, Inc.	1,204,854	319,816,446
Rollins, Inc.	2,310,783	79,537,151
Roper Technologies, Inc.	1,088,792	439,153,365
Ross Stores, Inc.	3,693,409	442,876,673
Royal Caribbean Cruises, Ltd.	2,271,219	194,439,059
S&P Global, Inc.	2,497,202	881,187,670
salesforce.com, Inc.(a)	9,520,741	2,017,159,396
SBA Communications Corp. REIT	1,134,004	314,742,810
Schlumberger NV	14,503,900	394,361,041
Seagate Technology PLC	2,083,561	159,913,307
Sealed Air Corp.	1,607,108	73,637,689
Sempra Energy	3,139,142	416,187,446
ServiceNow, Inc.(a)	2,035,081	1,017,764,359
Sherwin-Williams Co.	836,427	617,291,490
Simon Property Group, Inc. REIT	3,407,814	387,706,999
Skyworks Solutions, Inc.	1,710,665	313,872,814
Snap-on, Inc.	562,312	129,747,871
Southern Co.	10,961,555	681,370,259
Southwest Airlines Co.	6,128,001	374,175,741

Common Stocks	Shares	Value

Stanley Black & Decker, Inc.	1,668,927	$333,234,654
Starbucks Corp.	12,213,640	1,334,584,443
State Street Corp.(c)	3,649,521	306,596,259
STERIS PLC	885,412	168,653,278
Stryker Corp.	3,395,534	827,084,172
SVB Financial Group(a)	539,369	266,264,901
Synchrony Financial	5,634,581	229,102,063
Synopsys, Inc.(a)	1,580,870	391,707,969
Sysco Corp.	5,294,987	416,927,276
T Rowe Price Group, Inc.	2,362,157	405,346,141
T-Mobile US, Inc.(a)	6,059,849	759,238,481
Take-Two Interactive Software, Inc.(a)	1,194,969	211,151,022
Tapestry, Inc.	2,881,970	118,765,984
Target Corp.	5,196,261	1,029,223,416
TE Connectivity, Ltd.	3,432,774	443,205,451
Teledyne Technologies, Inc.(a)	383,990	158,837,464
Teleflex, Inc.	484,288	201,202,292
Teradyne, Inc.	1,733,510	210,933,497
Tesla, Inc.(a)	7,965,043	5,320,091,171
Texas Instruments, Inc.	9,546,958	1,804,279,592
Textron, Inc.	2,354,327	132,030,658
Thermo Fisher Scientific, Inc.	4,085,377	1,864,484,355
TJX Cos., Inc.	12,455,764	823,948,789
Tractor Supply Co.	1,206,409	213,630,906
Trane Technologies PLC	2,473,430	409,501,071
TransDigm Group, Inc.(a)	567,280	333,515,258
Travelers Cos., Inc.	2,616,436	393,511,974
Trimble, Inc.(a)	2,603,300	202,510,707
Truist Financial Corp.	13,976,255	815,095,192
Twitter, Inc.(a)	8,280,282	526,874,344
Tyler Technologies, Inc.(a)	421,080	178,761,092
Tyson Foods, Inc. Class A	3,057,383	227,163,557
UDR, Inc. REIT	3,076,590	134,939,237
Ulta Beauty, Inc.(a)	584,411	180,682,349
Under Armour, Inc. Class A(a)	1,960,796	43,451,239
Under Armour, Inc. Class C(a)	2,034,705	37,560,654
Union Pacific Corp.	6,948,900	1,531,607,049
United Continental Holdings, Inc.(a)	3,303,824	190,102,033
United Parcel Service, Inc. Class B	7,461,120	1,268,315,789
United Rentals, Inc.(a)	748,875	246,612,026

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Common Stocks	Shares	Value

UnitedHealth Group, Inc.	9,806,876	$3,648,844,353
Universal Health Services, Inc. Class B	807,420	107,701,754
Unum Group	2,130,627	59,295,349
US Bancorp	14,181,173	784,360,679
Valero Energy Corp.	4,238,408	303,470,013
Varian Medical Systems, Inc.(a)	954,500	168,497,885
Ventas, Inc. REIT	3,887,002	207,332,687
VeriSign, Inc.(a)	1,032,630	205,245,539
Verisk Analytics, Inc.	1,688,939	298,418,632
Verizon Communications, Inc.	42,930,471	2,496,406,889
Vertex Pharmaceuticals, Inc.(a)	2,696,863	579,528,890
VF Corp.	3,338,667	266,826,267
ViacomCBS, Inc. Class B	6,093,718	274,826,682
Viatris, Inc.(a)	12,522,578	174,940,415
Visa, Inc. Class A	17,593,145	3,724,996,597
Vornado Realty Trust REIT	1,627,596	73,876,582
Vulcan Materials Co.	1,375,048	232,039,350
W.W. Grainger, Inc.	456,325	182,954,382
Walgreens Boots Alliance, Inc.	7,439,965	408,454,078
Walmart, Inc.	14,382,369	1,953,557,181
Walt Disney Co.(a)	18,831,977	3,474,876,396
Waste Management, Inc.	4,038,717	521,075,267
Waters Corp.(a)	645,087	183,314,373
WEC Energy Group, Inc.	3,272,537	306,276,738
Wells Fargo & Co.	42,888,294	1,675,645,647
Welltower, Inc. REIT	4,330,205	310,172,584
West Pharmaceutical Services, Inc.	768,884	216,656,134

Common Stocks	Shares	Value

Western Digital Corp.	3,173,806	$211,851,551
Western Union Co.	4,263,075	105,127,430
Westinghouse Air Brake Technologies Corp.	1,842,209	145,829,264
WestRock Co.	2,741,868	142,714,229
Weyerhaeuser Co. REIT	7,757,555	276,168,958
Whirlpool Corp.	653,480	143,994,318
Williams Cos., Inc.	12,592,056	298,305,807
Willis Towers Watson PLC	1,337,962	306,232,743
WR Berkley Corp.	1,453,433	109,516,177
Wynn Resorts, Ltd.	1,091,492	136,840,352
Xcel Energy, Inc.	5,487,245	364,956,665
Xilinx, Inc.	2,549,793	315,919,353
Xylem, Inc.	1,870,999	196,791,675
Yum! Brands, Inc.	3,113,008	336,765,205
Zebra Technologies Corp. Class A(a)	554,477	269,021,151
Zimmer Biomet Holdings, Inc.	2,156,240	345,170,899
Zions Bancorp	1,713,364	94,166,485
Zoetis, Inc.	4,929,636	776,319,077

Total Common Stocks (Cost $331,976,322,674)		$348,706,464,517

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of March 31, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$348,706,464,517	$—	$—	$348,706,464,517

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2021 and for the six months then ended are (Note 3):

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
Intercontinental Exchange, Inc.	5,919,844	$592,280,392	$593,372,079	$297,129,258	$54,560,507	$15,202,649	5,827,400	$650,804,032	$3,597,458
State Street Corp.	3,723,303	220,903,567	358,036,766	126,308,248	(3,974,635)	94,185,204	3,649,521	306,596,259	3,784,278

TOTAL		$813,183,959	$951,408,845	$423,437,506	$50,585,872	$109,387,853		$957,400,291	$7,381,736

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

March 31, 2021 (Unaudited)

INDUSTRY BREAKDOWN

AS OF MARCH 31, 2021*

INDUSTRY	% OF NET ASSETS
Software	8.9%
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	6.0
Semiconductors & Semiconductor Equipment	5.8
IT Services	5.0
Internet & Catalog Retail	5.0
Banks	4.6
Health Care Equipment & Supplies	3.8
Pharmaceuticals	3.7
Capital Markets	2.8
Health Care Providers & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Equity Real Estate Investment Trusts (REITs)	2.3
Specialty Retail	2.3
Machinery	1.9
Automobiles	1.8
Chemicals	1.8
Hotels, Restaurants & Leisure	1.8
Biotechnology	1.7
Food & Staples Retailing	1.7
Insurance	1.7
Aerospace & Defense	1.6
Electric Utilities	1.6
Diversified Financial Services	1.5
Household Products	1.5
Beverages	1.4
Diversified Telecommunication Services	1.3
Industrial Conglomerates	1.2
Life Sciences Tools & Services	1.1
Media	1.1
Entertainment	1.0
Road & Rail	1.0
Communications Equipment	0.9
Food Products	0.9
Multi-Utilities	0.9
Electrical Equipment	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Household Durables	0.4
Airlines	0.3

INDUSTRY	% OF NET ASSETS
Building Products	0.3%
Containers & Packaging	0.3
Metals & Mining	0.3
Professional Services	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.2
Energy Equipment & Services	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Construction & Engineering	0.1
Internet Software & Services	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Gas Utilities	0.0	**
Leisure Equipment & Products	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statement of Assets and Liabilities

March 31, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$347,749,064,226
Investments in affiliates of the Trustee and the Sponsor, at value	957,400,291

Total Investments	348,706,464,517
Cash	997,220,591
Receivable for units of fractional undivided interest (“Units”) issued in-kind	1,391,149
Dividends receivable — unaffiliated issuers (Note 2)	226,321,728
Dividends receivable — affiliated issuers (Note 2)	1,877,407

Total Assets	349,933,275,392

LIABILITIES
Accrued Trustee expense (Note 3)	31,831,037
Accrued Marketing expense (Note 3)	8,759,299
Distribution payable	1,108,777,685
Accrued expenses and other liabilities	41,625,075

Total Liabilities	1,190,993,096

NET ASSETS	$348,742,282,296

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$344,460,682,643
Total distributable earnings (loss)	$4,281,599,653

NET ASSETS	$348,742,282,296

NET ASSET VALUE PER UNIT	$395.88

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	$880,932,116

COST OF INVESTMENTS:
Unaffiliated issuers	$331,024,913,829
Affiliates of the Trustee and the Sponsor (Note 3)	951,408,845

Total Cost of Investments	$331,976,322,674

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,661,656,072	$5,344,744,140	$5,569,189,037	$4,995,395,848
Dividend income — affiliates of the Trustee and the Sponsor	7,381,736	15,314,759	14,842,022	13,606,086

Total Investment Income	2,669,037,808	5,360,058,899	5,584,031,059	5,009,001,934

EXPENSES
Trustee expense (Note 3)	94,170,902	156,390,558	129,443,668	143,201,038
S&P license fee (Note 3)	48,458,138	85,102,695	79,275,442	80,322,526
Marketing expense (Note 3)	6,780,810	19,590,285	36,911,835	22,626,082
Legal and audit fees	349,670	405,831	605,028	603,472
Other expenses	1,941,208	4,688,948	1,591,672	4,372,847

Total Expenses	151,700,728	266,178,317	247,827,645	251,125,965

NET INVESTMENT INCOME (LOSS)	2,517,337,080	5,093,880,582	5,336,203,414	4,757,875,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,126,236,131)	(2,843,848,543)	(1,874,707,476)	(631,225,982)
Investments — affiliates of the Trustee and the Sponsor	12,345,368	(8,520,407)	(2,398,982)	(838,353)
In-kind redemptions — unaffiliated issuers	31,698,449,547	33,362,317,592	19,405,809,495	37,318,292,156
In-kind redemptions — affiliated issuers	38,240,504	79,983,578	39,060,086	142,784,439

Net realized gain (loss)	29,622,799,288	30,589,932,220	17,567,763,123	36,829,012,260

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	23,046,497,506	4,637,256,785	(13,388,014,704)	(760,564,842)
Investments — affiliates of the Trustee and the Sponsor	109,387,853	(19,657,458)	(33,757,839)	(158,416,456)

Net change in unrealized appreciation/depreciation	23,155,885,359	4,617,599,327	(13,421,772,543)	(918,981,298)

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,778,684,647	35,207,531,547	4,145,990,580	35,910,030,962

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$55,296,021,727	$40,301,412,129	$9,482,193,994	$40,667,906,931

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,517,337,080	$5,093,880,582	$5,336,203,414	$4,757,875,969
Net realized gain (loss)	29,622,799,288	30,589,932,220	17,567,763,123	36,829,012,260
Net change in unrealized appreciation/depreciation	23,155,885,359	4,617,599,327	(13,421,772,543)	(918,981,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,296,021,727	40,301,412,129	9,482,193,994	40,667,906,931

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	24,013,990	(28,962,904)	(53,196,888)	2,991,782

DISTRIBUTIONS TO UNITHOLDERS	(2,470,551,428)	(5,149,353,080)	(5,057,184,141)	(4,894,169,793)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	349,205,581,013	615,842,536,075	487,497,849,720	617,352,015,478
Cost of Units redeemed	(347,242,274,152)	(631,300,529,687)	(497,053,054,235)	(617,035,693,780)
Net income equalization (Note 2)	(24,013,990)	28,962,904	53,196,888	(2,991,782)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	1,939,292,871	(15,429,030,708)	(9,502,007,627)	313,329,916

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	54,788,777,160	19,694,065,437	(5,130,194,662)	36,090,058,836

NET ASSETS AT BEGINNING OF PERIOD	293,953,505,136	274,259,439,699	279,389,634,361	243,299,575,525

NET ASSETS AT END OF PERIOD	$348,742,282,296	$293,953,505,136	$274,259,439,699	$279,389,634,361

UNIT TRANSACTIONS:
Units sold	941,900,000	2,081,250,000	1,753,650,000	2,275,100,000
Units redeemed	(937,900,000)	(2,128,300,000)	(1,791,100,000)	(2,281,850,000)

NET INCREASE (DECREASE)	4,000,000	(47,050,000)	(37,450,000)	(6,750,000)

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/21 (Unaudited)		Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16
Net asset value, beginning of period	$335.21		$296.82	$290.60	$251.30	$216.40		$191.77

Income (loss) from investment operations:
Net investment income (loss)(a)	2.89		5.59	5.71	4.86	4.65		4.27
Net realized and unrealized gain (loss)	60.61		38.51	6.05	39.46	34.97		24.76

Total from investment operations	63.50		44.10	11.76	44.32	39.62		29.03

Net equalization credits and charges(a)	0.03		(0.03)	(0.06)	0.00 (b)	0.06		0.02

Less Distributions from:
Net investment income	(2.86)		(5.68)	(5.48)	(5.02)	(4.78)		(4.42)

Net asset value, end of period	$395.88		$335.21	$296.82	$290.60	$251.30		$216.40

Total return(c)	18.99%		14.98%	4.11%	17.72%	18.44	%(d)	15.30%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,742,282		$293,953,505	$274,259,440	$279,389,634	$243,299,576		$197,280,964

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09	%(e)	0.09%	0.10%	0.10%	0.09%		0.11%
Total expenses (excluding Trustee earnings credit)	0.09	%(e)	0.09%	0.10%	0.10%	0.09%		0.11%
Net expenses(f)	0.09	%(e)	0.09%	0.09%	0.09%	0.09%		0.09%
Net investment income (loss)	1.57	%(e)	1.81%	2.03%	1.79%	1.98%		2.07%
Portfolio turnover rate(g)	3%		2%	3%	2%	3%		4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Amount is less than $0.005 per Unit.
(c)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(e)	Annualized.
(f)	Net of expenses waived by the Trustee.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

March 31, 2021 (Unaudited)

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust’s financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”) quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trustee has reviewed the Trust’s tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2020.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended March 31, 2021, the Trustee reclassified $31,736,690,051 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$331,856,193,661	$37,363,982,580	$20,513,711,724	$16,850,270,856

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2021:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2021, the Adjustment Amount reduced the Trustee’s fee by $2,466,199. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,178,866 and a Trustee earnings credit of $267,333.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2022, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019 and 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2021, and the years ended September 30, 2020, 2019 and 2018, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2021 and years ended September 30, 2020, 2019 and 2018. The Trust reimbursed the Sponsor for $278,329, $402,393, $549,533, and $367,362 of legal fees for the six months ended March 31, 2021 and years ended September 30, 2020, 2019, and 2018, respectively, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2021 are listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2021, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $146,618,735,496, $144,594,264,259, $8,218,417,136, and $8,217,900,211, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $31,763,690,051.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 6 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments are likely to

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Note 6 — Equity Investing and Market Risk – (continued)

have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Other Information

March 31, 2021 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	56.09%	111.19%	263.31%
Return Based on Bid/Ask Price	56.21%	111.42%	263.59%
S&P 500® Index	56.35%	112.71%	267.88%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	56.09%	16.13%	13.77%
Return Based on Bid/Ask Price	56.21%	16.15%	13.78%
S&P 500® Index	56.35%	16.29%	13.91%

(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPYSAR